Leases - Summary of Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 38,567	$ 6,084	¥ 29,234
Liabilities
Operating lease liabilities, current	10,001	1,578	8,063
Operating lease liabilities, non-current	28,197	$ 4,448	19,997
Total operating lease liabilities	¥ 38,198		¥ 28,060
Weighted average remaining lease term (years)	3 years 7 months 9 days	3 years 7 months 9 days	3 years 8 months 12 days
Weighted average discount rate	4.95%	4.95%	6.47%